Initial Public Offering (Details Textual) (USD $)	0 Months Ended	1 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended
	Nov. 07, 2012	Nov. 01, 2012	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013
Stock issued during period, shares, new issues		5,000,000		4,995,000
Equity issuance, per share amount		$ 10.00
Proceeds from issuance initial public offering		$ 50,000,000	$ 53,759,897	$ 0	$ 53,759,897
Holder to purchase one share of common stock price		$ 11.50
Redeemable warrants price per share		$ 0.01
Common stock sale price per share for trading days		$ 17.50
Stock issued to private placement on November 1, 2012		$ 10.00
Proceeds from issuance of private placement	302,500	3,377,500	3,680,000	0	3,680,000
Stock options granted value underwriter		100
Stock options granted shares underwriter		250,000
Stock options granted per share underwriter		$ 12.50
Unit purchase option fair value		617,960
Unit purchase option per unit		$ 2.47
Expected volatility		35.00%
Risk-free interest rate		1.05%
Expected life		5 years
Common stock trade in excess price per share		$ 18.00
Granted to underwriter in public offering to purchase additional units		750,000
Proceeds from sale of common stock to founder			25,000	0	25,000
Underwriters [Member]
Stock issued during period, shares, new issues	550,000
Equity issuance, per share amount	$ 10.00
Stock issued during period, shares private placement 1	30,250
Proceeds from issuance of private placement	302,500
Proceeds from sale of common stock to founder	5,500,000
Founders [Member]
Stock issued during period, shares private placement 1		337,750
Stock issued to private placement on November 1, 2012		$ 10.00
Proceeds from issuance of private placement		$ 3,377,500